COLUMBIA FUNDS SERIES TRUST

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

(Each a “Portfolio” together the “Portfolios”)

Supplement dated February 20, 2009 to the

Prospectuses dated August 1, 2008

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Portfolios. Accordingly, the section of the Prospectuses entitled “Management of the Portfolio – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Anwiti Bahuguna, PhD Co-manager. Service with the Portfolio since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Colin Moore Co-manager. Service with the Portfolio since 2009. Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Kent M. Peterson, PhD Co-manager. Service with the Portfolio since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006.
Marie M. Schofield Co-manager. Service with the Portfolio since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Income Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

(Each a “Portfolio” together the “Portfolios”)

Supplement dated February 20, 2009 to the

Prospectuses dated August 1, 2008

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Portfolios. Accordingly, the section of the Prospectuses entitled “Management of the Portfolio – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Anwiti Bahuguna, PhD Co-manager. Service with the Portfolios since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Colin Moore Co-manager. Service with the Portfolios since 2009. Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Kent M. Peterson, PhD Co-manager. Service with the Portfolios since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006.
Marie M. Schofield Co-manager. Service with the Portfolios since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Enhanced Core Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated July 1, 2008

Effective February 20, 2009, Brian M. Condon will manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Brian M. Condon Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1999.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

(Each a “Fund” together the “Funds”)

Supplement dated February 20, 2009 to the

Prospectuses dated July 1, 2008

Effective February 20, 2009, Cheryl D’Hollander and Peter S. Joo will co-manage the Funds. Accordingly, the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Cheryl D’Hollander Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Peter S. Joo

Co-manager. Service with the Fund since 2009.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2005. Prior to 2005, Mr. Joo was a trader and analyst at Lehman Brothers from 1998 to 2005.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Asset Allocation Fund II

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated August 1, 2008

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Colin Moore Co-manager. Service with the Fund since 2009. Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006.
Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

(Each a “Fund” together the “Funds”)

Supplement dated February 20, 2009 to the

Prospectuses dated August 1, 2008

Effective February 20, 2009, Maureen G. Newman will manage the Funds. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following:

Maureen G. Newman, CFA Manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Total Return Bond Fund

(the “Fund”)

Supplement dated February 20, 2009 to the Prospectuses dated August 1, 2008 and the Statement of Additional Information dated August 1, 2008, as revised September 30, 2008

Effective February 20, 2009, Thomas A. LaPointe will no longer co-manage the Fund. Accordingly, all references to Thomas A. LaPointe as a co-manager of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

Shareholders should retain this Supplement for future reference.